Financial Instruments (Schedule of Maximum Exposure to Credit Risk) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [abstract]
Trade receivables including long-term amounts	₪ 1,692	₪ 1,786
Loans and other receivables including long-term amounts	146	5
Investment in debt securities	325	282
Cash and cash equivalents in banks	527	1,240	₪ 761	₪ 1,158
Derivative financial instrument	3	2
Maximum exposure to credit risk	₪ 2,693	₪ 3,315